Reserve Fund (Tables)	12 Months Ended
Dec. 31, 2022
Reserve Fund [Abstract]
Schedule of reserve fund
	December 31, 2022	December 31, 2021
a. Cash and cash equivalents	$5,824	$21,987

b. Financial assets at fair value:
Short-term investments (*)
U.S. Treasury securities	6,141	-
Corporate bonds – marketable investments	12,332	-
Total short-term investments	18,473	-

Long-term investments (*)
U.S. Treasury securities	474	-
Corporate bonds and loans (principally) – marketable investments	11,252	14,036
Total long-term investments	11,726	14,036

	$36,023	$36,023

(*)	Classified as level 1 inputs in the fair value hierarchy.